Document and Entity Information	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 10, 2022, First American Financial Corporation (the “Company”) filed a Current Report on Form 8-K announcing the promotion of Kenneth D. DeGiorgio to chief executive officer on February 4, 2022. At that time, there were no changes to his compensation. On March 8, 2022, the Company’s Compensation Committee increased his base salary from $825,000 to $925,000 per year (effective as of February 4, 2022), increased his full-year 2022 annual incentive plan cash bonus target from $875,000 to $1,750,000 and increased his full-year 2022 annual incentive plan bonus restricted stock unit target from $875,000 to $1,750,000.
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	FIRST AMERICAN FINANCIAL CORPORATION
Entity Central Index Key	0001472787
Entity Emerging Growth Company	false
Entity File Number	001-34580
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1911571
Entity Address, Address Line One	1 First American Way
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5913
City Area Code	714
Local Phone Number	250-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	FAF
Security Exchange Name	NYSE